Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 15, 2022	Jan. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards			$ 3,081	$ 1,175	$ 1,287
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized			1,018	922
Amount of unrecognized tax loss carryforwards			74	36
Temporary differences associated with repatriation of earnings from investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised			24,000	24,000
One-time income tax expense, Canada recovery dividend, pro-rated fiscal 2022 impact		$ 59
One-time income tax expense, canada recovery dividend		312
One-time income tax expense		$ 371
One time income tax rate canada recovery dividend	15.00%
Exemption of average taxable income tax amount	$ 1,000
Increase in income tax rate	1.50%	1.50%
Increase in taxable amount prorated fiscal year	$ 100
2011 - 2018 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest			$ 1,465
Canada [member] | 2023 - 2041 taxation years [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards expiration period			2042
Canada [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards			$ 6	0
United States [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards			$ 7	$ 10